DEBT - Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument
2016	$ 43,537
2017	34,345
2018	31,416
2019	19,153
2020	9,377
Thereafter	63,447
Long-term debt	201,275	$ 223,080
Bank
Debt Instrument
2016	24,577
2017	14,614
2018	9,341
2019	2,280
2020	448
Thereafter	3,871
Long-term debt	55,131
Broker-dealer
Debt Instrument
2016	951
2017	294
2018	806
2019	640
2020	103
Thereafter	1,193
Long-term debt	3,987
Citigroup Inc.
Debt Instrument
2016	18,009
2017	19,437
2018	21,269
2019	16,233
2020	8,826
Thereafter	58,383
Long-term debt	$ 142,157